DEBT FACILITIES - Narrative (Details) $ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Apr. 09, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2020 CAD ($)		Mar. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2019 CAD ($)	Jul. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt				$ 233.0	[1]	$ 72.7
Unsecured Senior Notes, Maturing 2034
Disclosure of detailed information about borrowings [line items]
Debt							$ 100.0
Borrowings, interest rate							4.90%
Unsecured Senior Notes
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt		$ 95.0	$ 60.0
R&D Obligations
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				$ 86.3		$ 149.7
Revolving Unsecured Term Credit Facility, September 2023
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity								$ 850.0	$ 550.0
Cash and Liquidity Mitigation Measures | Revolving Unsecured Credit Facilities
Disclosure of detailed information about borrowings [line items]
Debt	$ 500.0
Debt term	2 years

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.